Fees Summary	Jul. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 721,000.00
Previously Paid Amount	0.00
Total Fee Amount	99.57
Total Offset Amount	0.00
Net Fee	99.57
Narrative - Max Aggregate Offering Price	$ 721,000.00
Final Prospectus	true